Consolidated statements of income or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of income
Revenue	R$ 1,775,427	R$ 1,232,074	R$ 1,001,710
Cost of sales	(500,526)	(294,407)	(221,130)
Gross profit	1,274,901	937,667	780,580
Selling expenses	(665,014)	(496,298)	(372,269)
General and administrative expenses	(338,262)	(328,643)	(270,558)
Other income (expenses), net	23,904	16,673	(2,258)
Operating profit	295,529	129,399	135,495
Finance income	445,237	91,212	45,211
Finance costs	(638,483)	(372,086)	(142,013)
Finance result	(193,246)	(280,874)	(96,802)
Share of (loss) profit of equity-accounted investees	(34,365)	(22,182)	409
Profit (loss) before income taxes	67,918	(173,657)	39,102
Income taxes - income (expense)
Current	(44,473)	(65,609)	(87,379)
Deferred	16,044	81,183	65,057
Income taxes - income (expense)	(28,429)	15,574	(22,322)
Net profit (loss) for the year	39,489	(158,083)	16,780
Profit (loss) for the year attributable to equity holders of the parent	R$ 39,489	R$ (158,083)	R$ 16,780
Class A
Income taxes - income (expense)
Basic earnings (loss) per share - in Brazilian reais	R$ 0.71	R$ (3.18)	R$ 0.30
Diluted earnings (loss) per share - in Brazilian reais	(1.49)	(3.18)	0.30
Class B
Income taxes - income (expense)
Basic earnings (loss) per share - in Brazilian reais	0.71	(3.18)	0.30
Diluted earnings (loss) per share - in Brazilian reais	R$ 0.71	R$ (3.18)	R$ 0.30